EATON VANCE SERIES TRUST II Two International Place Boston, MA 02110 Telephone: (617) 482-8260 Fax: (617) 338-8054

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Series Trust II (the “Registrant”) on behalf of Eaton Vance Parametric Tax-Managed Emerging Markets Fund (formerly known as Eaton Vance Tax-Managed Emerging Markets Fund) (the “Fund”) (1933 Act File No. 02-42722) certifies (a) that the form of statement of additional information dated November 1, 2010 used with respect to the Fund, does not differ materially from the statement of additional information contained in Post-Effective Amendment No. 76 (“Amendment No. 76”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 76 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-10-001038) on October 25, 2010.

EATON VANCE SERIES TRUST II By: /s/ Maureen A. Gemma Maureen A. Gemma, Secretary

Date: November 1, 2010